Document and Entity Information	Jan. 28, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 28, 2025
Entity File Number	333-272567
Entity Registrant Name	NB Bancorp, Inc.
Entity Central Index Key	0001979330
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	93-2560883
Entity Address, Address Line One	1063 Great Plain Avenue
Entity Address, City or Town	Needham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02492
City Area Code	617
Local Phone Number	387-1110
Title of 12(b) Security	Common Stock, Par Value $0.01 Per Share
Trading Symbol	NBBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false